Income Taxes -Narrative (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital loss carry-forwards	$ 184,266	$ 129,108
CANADA
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital loss carry-forwards	151,400	99,600
GUYANA
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital loss carry-forwards	71,000	71,000
SWITZERLAND
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital loss carry-forwards	6,300	$ 4,400
COLOMBIA
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital loss carry-forwards	$ 3,000